16. Derivative Financial Instruments (Details) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants outstanding, beginning balance	692,034	6,000
Warrants issued	124,481
Warrants outstanding, ending balance	1,216,515	692,034
Warrants exercisable, end of period	1,216,515	692,034
Weighted average exercise price, beginning	$ 2.88	$ 1.00
Weighted average exercise price	2.41
Weighted average exercise price, ending	2.21	2.88
Weighted average exercise price, exercisable	$ 2.21	$ 2.88
Convertible Debenture Holders [Member]
Warrants issued		532,134
Weighted average exercise price		$ 3.00
4Front Compensation [Member]
Warrants issued		153,900
Weighted average exercise price		$ 2.41